IMPAIRMENT LOSS	12 Months Ended
Dec. 31, 2013
IMPAIRMENT LOSS
IMPAIRMENT LOSS

18. IMPAIRMENT LOSS

As at December 31, 2013

As at December 31, 2013, the Company identified the continued decline in the market price of gold as an indicator of potential impairment for the Company's long-lived assets and goodwill. As a result of the identification of this indicator, the Company evaluated its long-lived assets and goodwill for impairment on an asset group and reporting unit basis, respectively, using updated assumptions and estimates.

The following impairment losses were recorded as at December 31, 2013 as a result of the impairment evaluation:

	As at December 31, 2013

	Pre-impairment Carrying Value	Impairment Loss	Post-impairment Carrying Value	Impairment Loss (net of tax)

Property, plant and mine development:

Meadowbank mine	$732,499	$(269,269)	$463,230	$(194,511)

Lapa mine	136,766	(67,894)	68,872	(41,687)

	$869,265	$(337,163)	$532,102	$(236,198)

Goodwill:

Meliadine project	$200,064	$(200,064)	$–	$(200,064)

		$(537,227)		$(436,262)

Estimated fair values for the Meadowbank mine and Lapa mine were calculated by discounting the estimated future net cash flows using discount rates of 6.5% and 5.5% (in nominal terms), respectively, commensurate with their individual estimated levels of risk. These calculations were based on estimates of future production levels applying gold prices of $1,238 to $1,300 per ounce (in real terms), foreign exchange rates of US$0.90:C$1.00 to US$0.93:C$1.00, inflation rates of 2.0% and capital, operating and reclamation costs based on updated life-of-mine plans. Average gold recovery rates applied were 92.3% and 78.3% for the Meadowbank mine and Lapa mine, respectively.

Estimated after-tax discounted future net cash flows of reporting units with goodwill were calculated as at December 31, 2013. These calculations were based on estimates of future production levels applying long-term gold prices of $1,238 to $1,300 per ounce (in real terms), foreign exchange rates of US$0.90:C$1.00 to US$0.93:C$1.00, inflation rates of 2.0% and capital, operating and reclamation costs based on updated life-of-mine plans. The average gold recovery rate applied to the Meliadine project was 95.1%. A discount rate of 8.0% was used to calculate the estimated after-tax discounted future net cash flows of the Meliadine project reporting unit, commensurate with its individual estimated level of risk.

Discount rates were based on each asset group's weighted average cost of capital, of which the two main components are the cost of equity and the after-tax cost of debt. Cost of equity was calculated based on the capital asset pricing model, incorporating the risk-free rate of return based on Government of Canada marketable bond yields as at the valuation date, the Company's beta coefficient adjustment to the market equity risk premium based on the volatility of the Company's return in relation to that of a comparable market portfolio, plus a size premium and Company-specific risk factor. Cost of debt was determined by applying an appropriate market indication of the Company's borrowing capabilities and the corporate income tax rate applicable to each asset group's jurisdiction.

Management's estimate of future net cash flows is subject to risk and uncertainties. Therefore, it is reasonably possible that changes could occur which may affect the recoverability of the Company's long-lived assets and goodwill. This may have a material effect on the Company's consolidated financial statements.

As at December 31, 2011

As at December 31, 2011, the Company performed a full review of the Meadowbank mine operations and updated the related life-of-mine plan. This review considered the exploration potential of the area, the mineral reserves and resources, the projected operating costs in light of the persistently high operating costs experienced since commencement of commercial operations, metallurgical performance and gold price. These served as inputs into pit optimizations to determine which reserves and resources could be economically mined and be considered as mineable mineral reserves. As a result of these factors, an updated mine plan with a shorter mine life was developed and cash flows calculated, resulting in the following impairment losses being recorded as at December 31, 2011:

	As at December 31, 2011

	Pre-impairment Carrying Value	Impairment Loss	Post-impairment Carrying Value	Impairment Loss (net of tax)

Property, plant and mine development:

Meadowbank mine	$1,670,838	$(907,681)	$763,157	$(644,903)

The estimated fair value of the Meadowbank mine was calculated as at December 31, 2011 by discounting the estimated future net cash flows using a 7.0% discount rate (in nominal terms), commensurate with the estimated level of risk. This calculation was based on estimates of future gold production applying long-term gold prices of $1,250 to $1,553 per ounce (in real terms), foreign exchange rates of US$0.92:C$1.00 to US$0.97:C$1.00, an inflation rate of 2.0%, increased cost estimates based on revised operating levels and an average gold recovery of 92.9%. Future expected operating costs, capital expenditures and asset retirement obligations were based on the updated life-of-mine plan.

Management's estimate of future cash flows is subject to risk and uncertainties. Therefore, it is reasonably possible that changes could occur which may affect the recoverability of the Company's long-lived assets and may have a material effect on the Company's consolidated financial statements.